Income Taxes (Narrative) (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Federal [Member]	Feb. 28, 2011 State [Member]	Dec. 31, 2013 State [Member]	Dec. 31, 2013 Pennsylvania [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
State corporate net income tax rates								5.00%	9.99%
Net income tax benefits	$ 45,647,000	$ 33,565,000					$ 9,795,000
Additional net income tax benefits	17,736,000	14,908,000
Percentage of catch-up bonus amortized	10.00%
Catch-up adjustment	15,766,000
Tax deduction for qualifying capital expenditures	380,000,000
Effective income tax rate	10.00%	26.60%	32.80%
Provision of bonus depreciation	50.00%	50.00%	100.00%		100.00%
Reduction in state income tax expense			14,800,000
Deferred tax assets operating loss carryforward						531,160,000
valuation allowance	6,431,000	7,506,000
Recognized income tax benefit associated with stock options	4,822,000
Unrecognized tax benefits	28,690,000			62,219,000		86,016,000
Operating loss carryforwards				258,094,000
Operating loss carryforwards, valuation allowance				0
Operating loss carryforwards before unrecognized tax position				$ 320,313,000		$ 617,176,000